Short-term Borrowings (Details)			0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 28, 2011 Short-term Loan from PRC Bank [Member] USD ($)	Sep. 28, 2011 Short-term Loan from PRC Bank [Member] CNY
Short-term Debt [Line Items]
Short-term borrowings	$ 0	$ 3,177,680	$ 3,177,680	20,000,000
Period of short-term borrowings			from September 29, 2011 to September 28, 2012	from September 29, 2011 to September 28, 2012
Interest rate, per annum			6.89%	6.89%
Certificate of deposit for pledging short-term loan	$ 0	$ 3,600,000	$ 3,600,000